Submission	Nov. 20, 2024
Submission [Line Items]
Central Index Key	0001889539
Registrant Name	Corebridge Financial, Inc.
Registration File Number	333-275890
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES